SUBSEQUENT EVENTS (Details) - Subsequent event [Member] - CCLG [Member] $ in Millions	Jan. 31, 2016 USD ($)
Subsequent Event [Line Items]
Total consideration	$ 3.1
Equity interests (as a percent)	10.00%